Cover	Nov. 07, 2024	Nov. 03, 2024
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Nov. 03, 2024
Current Fiscal Year End Date	--12-31
Entity File Number		001-41147
Entity Registrant Name		FRESH VINE WINE, INC.
Entity Central Index Key		0001880343
Entity Tax Identification Number		87-3905007
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		P.O. Box 78984
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28271
City Area Code		(855)
Local Phone Number		766-9463
Written Communications		true
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $0.001 per share
Trading Symbol		VINE
Security Exchange Name		NYSEAMER
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false
Entity Information, Former Legal or Registered Name		Not Applicable